SCHEDULE OF ANTI-DILUTIVE EFFECT OF NET LOSS PER SHARE (Details) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	32,782,042	32,742,042	32,782,042	32,742,042	31,337,042	26,772,467
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	16,731,496	17,628,996	16,731,496	17,628,996	16,223,996	16,953,996
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	937,500		937,500
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	15,113,046	15,113,046	15,113,046	15,113,046	15,113,046	9,818,471